Transactions with Related Parties (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2023	Jan. 12, 2022	Jan. 01, 2022	Jul. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	May 01, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from related parties					$ 7,167,000			$ 7,167,000		$ 8,889,000
Other Liabilities					6,469,000			6,469,000		7,439,000
Accrued Liabilities, Current					44,256,000			44,256,000		36,196,000
Other Nonoperating Income (Expense)					(241,000)	$ 349,000		(180,000)	$ 182,000
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense					256,000				0
Due from related parties					7,153,000			7,153,000		8,889,000
Professional and Contract Services Expense					171,000	476,000		374,000	1,058,000
Estimated Future Management Fees Remainder Of 2023 [Member]
Related Party Transaction [Line Items]
Services rendered expense								10,371,000
Estimated Future Management Fees Remainder Of 2024 [Member]
Related Party Transaction [Line Items]
Services rendered expense								21,066,000
Estimated Future Management Fees Remainder Of 2025 [Member]
Related Party Transaction [Line Items]
Services rendered expense								20,796,000
Estimated Future Management Fees Remainder Of 2026 [Member]
Related Party Transaction [Line Items]
Services rendered expense								20,490,000
Estimated Future Management Fees Remainder Of 2027 [Member]
Related Party Transaction [Line Items]
Services rendered expense								20,130,000
Estimated Future Management Fees Remainder Of 2028 To 2032 [Member]
Related Party Transaction [Line Items]
Services rendered expense								87,221,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense					4,809,000	5,041,000		10,030,000	10,005,000
Supervisory services expenses					473,000	302,000		879,000	599,000
Due from related parties					14,000			14,000		165,000
Incentive Awards [Member]
Related Party Transaction [Line Items]
Selling, General and Administrative Expense								5,000,000		0
Tsakos Columbia Shipmanagement S.A. [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense						0		327,000
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense					2,687,000	2,709,000		$ 5,924,000	4,529,000
Chartering commission on all freights, hires and demurrages								1.25%
Commissions In Connection With Delivery Of Each New Building								$ 250,000
Other Liabilities					3,754,000			3,754,000		3,217,000
Accrued Liabilities, Current					328,000			328,000		506,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Services rendered expense					3,351,000	2,890,000		6,642,000	5,141,000
Other Liabilities					2,220,000			2,220,000		3,569,000
Accrued Liabilities, Current					1,474,000			1,474,000		259,000
Other Nonoperating Income (Expense)								3,593,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Services rendered expense					1,661,000	$ 1,636,000		3,223,000	2,892,000
Other Liabilities					$ 495,000			495,000		$ 488,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	$ 30,000.0		$ 27,500				$ 28,500
Third Party Managed Vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	29,700		28,600				29,100
Afrodite, Ariadne and Ise Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	28,900		27,500				27,500
Chartered out vessels on a bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	21,000.0		20,400				21,000.0
DP2 Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	36,000.0		35,000.0				36,000.0
Neo Energy and Maria Energy - LNG carries [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	45,100		$ 38,900				42,400
LNG carrier Tenergy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	36,700	$ 30,800					34,300
VLCC Dias I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	28,700						$ 28,700
Suezmax Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees	$ 28,400			$ 28,500
Afrodite And Ariadne [Member]
Related Party Transaction [Line Items]
Monthly Management Fees								28,900
Six Handymax Tankers and Two Handysize Tankers [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount									848,000
Six Handymax Tankers and Two Handysize Tankers [Member] | Tsakos Shipping And Trading S.A. [Member] | Non executive member [Member]
Related Party Transaction [Line Items]
Brokerage commission amount								250,000
Aframax Proteas [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount									206,000
Four Vessels [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party								500,000,000	$ 0
Fixed Assets [Member] | Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Other Nonoperating Income (Expense)								$ 3,216,000